Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 1,300.0	$ 1,020.2
Labrador Iron Ore Royalty Corporation.
Revenue
Dividend income	30.2	14.7
Revenue-based royalties
Revenue
Revenue	425.6	274.9
Streams.
Revenue
Revenue	748.5	629.2
Profit-based royalties
Revenue
Revenue	76.0	88.7
Other.
Revenue
Revenue	49.9	27.4
South America
Revenue
Revenue	410.3	287.7
Central America & Mexico
Revenue
Revenue	318.9	214.4
United States
Revenue
Revenue	270.3	178.6
Canada
Revenue
Revenue	186.9	196.9
Rest of World
Revenue
Revenue	113.6	142.6
Mining
Revenue
Revenue	1,090.5	928.5
Gold
Revenue
Revenue	750.6	718.1
Provisional price adjustment	(0.4)	(0.1)
Silver
Revenue
Revenue	172.7	106.4
Platinum-group metals
Revenue
Revenue	72.4	86.2
Provisional price adjustment	0.1	5.9
Diversified
Revenue
Revenue	209.5	91.7
Iron Ore
Revenue
Revenue	89.6	14.7
Other mining commodities
Revenue
Revenue	5.2	3.1
Oil
Revenue
Revenue	108.1	55.7
Gas
Revenue
Revenue	79.8	24.2
Natural gas liquids
Revenue
Revenue	$ 21.6	$ 11.8